Cover	Jun. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2022
Entity File Number	001-33907
Entity Registrant Name	CAM GROUP INC.
Entity Central Index Key	0001419559
Entity Tax Identification Number	37-2040523
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5900 Balcones Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78731
City Area Code	(424)
Local Phone Number	358-1046
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false